Collaterals - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Collateral [Abstract]
Assets pledged as collateral/security against borrowings	₨ 181,969.1	₨ 171,051.8
Fair value of collaterals over which the Company has taken possession and held	₨ 606.2	₨ 2,007.3